Shareholder Report, Holdings (Details)	Apr. 30, 2025
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 3.00%, 07/15/2025 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.80%
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 3.88%, 01/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.10%
Nicholas Fixed Income Alternative ETF | United States Treasury Note/Bond, 4.63%, 10/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.40%
Nicholas Fixed Income Alternative ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $570.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(14.20%)
Nicholas Fixed Income Alternative ETF | SPDR S&P 500 ETF, Expiration: 06/30/2025; Exercise Price: $470.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Nicholas Fixed Income Alternative ETF | iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $50.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Nicholas Fixed Income Alternative ETF | Invesco QQQ Trust Series 1, Expiration: 06/30/2025; Exercise Price: $385.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Nicholas Fixed Income Alternative ETF | iShares 20+ Year Treasury Bond ETF, Expiration: 05/16/2025; Exercise Price: $78.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Nicholas Fixed Income Alternative ETF | First American Government Obligations Fund - Class X [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Nicholas Fixed Income Alternative ETF | iShares Bitcoin Trust ETF, Expiration: 05/16/2025; Exercise Price: $66.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
Nicholas Fixed Income Alternative ETF | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Nicholas Fixed Income Alternative ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Nicholas Fixed Income Alternative ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Nicholas Fixed Income Alternative ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
Nicholas Global Equity and Income ETF | Vanguard Mid-Cap Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Nicholas Global Equity and Income ETF | Vanguard Information Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Nicholas Global Equity and Income ETF | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Nicholas Global Equity and Income ETF | Vanguard Dividend Appreciation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Nicholas Global Equity and Income ETF | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Global Equity and Income ETF | VanEck Israel ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Global Equity and Income ETF | Vanguard FTSE Europe ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Nicholas Global Equity and Income ETF | Global X MSCI Argentina ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Nicholas Global Equity and Income ETF | Freedom 100 Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Nicholas Global Equity and Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Nicholas Global Equity and Income ETF | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Nicholas Global Equity and Income ETF | Purchased Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Nicholas Global Equity and Income ETF | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.10%)
Nicholas Global Equity and Income ETF | Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.80%)
Nicholas Global Equity and Income ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	73.60%

[1]	Less than -0.05% of net assets